Supplement to the
Fidelity Advisor® Diversified International Fund
Class A, Class T, Class B and Class C
December 30, 2015
As Revised February 12, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ADIF-SUM-16-01 1.9880499.100	December 1, 2016

Supplement to the
Fidelity Advisor® Diversified International Fund
Class I
December 30, 2015
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ADIFI-SUM-16-01 1.9880500.100	December 1, 2016